Close-down and restoration provisions - Summary of provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Provisions, beginning balance		$ 1,658	$ 2,492
Adjustment on currency translation		32	(99)
Charged/(credited) to profit:
– increases to existing and new provisions		78	231
– unused amounts reversed		(26)	(12)
Utilised in year		(277)	(254)
Transfers and other movements		(9)	1
Provisions, ending balance	$ 1,558	1,558	1,658	$ 2,492
Balance sheet analysis:
Current	361	361	353
Non-current	1,197	1,197	1,305
Total	1,558	1,558	1,658	2,492
Change in closure estimates (non-operating and fully impaired sites)	1,272	1,272	180	1,096
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions, beginning balance		15,759	14,542
Adjustment on currency translation		241	(699)
Adjustments to mining properties/right-of-use assets:
– increases to existing and new provisions		629	520
– change in discount rate		(921)	0
Charged/(credited) to profit:
– increases to existing and new provisions		1,654	541
– change in discount rate		(168)	0
– unused amounts reversed		(195)	(72)
– exchange (gains)/losses on provisions		(16)	17
– amortisation of discount		955	1,517
Utilised in year		(777)	(609)
Transfers and other movements		(11)	2
Provisions, ending balance	17,150	17,150	15,759	14,542
Balance sheet analysis:
Current	1,523	1,523	1,142
Non-current	15,627	15,627	14,617
Total	17,150	17,150	15,759	$ 14,542
Change in closure estimates (non-operating and fully impaired sites)		900
Close down and restoration/ environmental | Diavik Diamond Mines (2012) Inc.
Balance sheet analysis:
Provisions relating to insurance recoveries and other financial assets held	$ 366	$ 366	$ 351